SUBSEQUENT EVENTS		2 Months Ended	5 Months Ended
	May 07, 2020	Jul. 06, 2020	Sep. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after May 7, 2020, the balance sheet date, up to June 12, 2020, the date the audited financial statements were available to be issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On May 15, 2020, the Sponsor and Cowen Investments issued unsecured promissory notes to the Company (the “Promissory Notes”), pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Promissory Notes are non-interest bearing and payable on the earlier of December 31, 2020 and the consummation of the Proposed Public Offering. In May 2020, the Company drew down $80,000 under the Promissory Notes.

In May 2020, the Sponsor transferred 25,000 Founder Shares to each of its director nominees, or an aggregate of 100,000 Founder Shares, at their original purchase price.

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed statements.

Merger Agreement

On October 20, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub and Nuvation.

Pursuant to the transactions contemplated by the terms of the Merger Agreement (the “Closing”), and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Nuvation, with Nuvation surviving the merger and as a wholly owned subsidiary of the Company (the “Merger”) (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the “Nuvation Business Combination”).

As a result of the merger, among other things,

(i)

each share of Nuvation Class A common stock and each share of Nuvation Series A preferred stock issued and outstanding immediately prior to the Effective Time will be canceled and converted into the right to receive the number of shares of the Company’s Class A common stock equal to the Exchange Ratio (as defined below). The Company’s Class A common stock will have one vote per share;

(ii)

each share of Nuvation Class B common stock issued and outstanding immediately prior to the Effective Time (all of which is owned by David Hung (the “Founder”)) will be canceled and converted into the right to receive the number of shares of the Company’s Class B common stock equal to the Exchange Ratio. The Company’s Class B common stock will have veto rights over business combinations and liquidations, one vote on all other matters and the right to appoint three directors (including the seat occupied by the Chief Executive Officer) plus at least 50% of any directors beyond the initial seven. The Company’s Class B common stock will automatically convert into the Company’s Class A common stock upon the occurrence of certain events, including upon transfers to a non-authorized holder or if the Founder ceases to be Chief Executive Officer of Nuvation, with limited exceptions;

(iii)

any shares of Nuvation capital stock held in the treasury of Nuvation or owned by the Company, Merger Sub or Nuvation immediately prior to the Effective Time (each, an “Excluded Share”) will be canceled without any conversion thereof and no payment or distribution shall be made with respect thereto;

(iv)

each issued and outstanding share of common stock of Merger Sub will be converted into and become one validly issued, fully paid and nonassessable share of common stock of the surviving corporation; and

(v)

each option to purchase Nuvation Class A common stock (each, a “Nuvation Option”) that is outstanding under Nuvation’s 2019 Equity Incentive Plan immediately prior to the Closing, whether vested or unvested, will be assumed by the Company and converted into an option to purchase shares of the Company’s Class A common stock (each, a “Converted Option”) equal to the product (rounded down to the nearest whole number) of (a) the number of shares of Nuvation common stock subject to such Nuvation Option immediately prior to the Effective Time and (b) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (i) the exercise price per share of such Nuvation Option immediately prior to the Effective Time divided by (ii) the Exchange Ratio; provided, however, that the exercise price and the number of shares of the Company’s common stock purchasable pursuant to the Converted Options shall be determined in a manner consistent with the requirements of Section 409A of the Code; provided, further, however, that in the case of any Converted Option to which Section 422 of the Code applies, the exercise price and the number of shares of the Company’s common stock purchasable pursuant to such option shall be determined in accordance with the foregoing, subject to such adjustments in a manner consistent with Treasury Regulation Section 1.424-1, such that the Converted Option will not constitute a modification of such Nuvation Option for purposes of Section 409A or Section 424 of the Code. Except as specifically provided above, following the Effective Time, each Converted Option shall continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Nuvation Option immediately prior to the Effective Time. At or prior to the Effective Time, the Company shall take any actions that are necessary to effectuate the treatment of the Nuvation Options pursuant to this paragraph.

The “Exchange Ratio” means the quotient of (i) 150,000,000; divided by (ii) Nuvation’s “fully diluted company shares” (as defined in the Merger Agreement).

The Nuvation Business Combination will be consummated subject to certain conditions as further described in the Merger Agreement. See Form S4 filed on November 12, 2020 for details of the Merger Agreement.